BUSINESS COMBINATIONS - Acquisition of Ratio (Details) $ in Thousands	Feb. 15, 2020 USD ($)	Feb. 15, 2019 USD ($)	Feb. 15, 2018 USD ($)	Jan. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 23, 2016	Dec. 31, 2015 USD ($)
Disclosure of detailed information about business combination [line items]
Number of employees								40
Total consideration paid net of cash and cash equivalents acquired					$ 19,149		$ 16,584		$ 10,569
Cash transferred					$ 21,300		$ 19,525		$ 10,726
Ratio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						100.00%
Number of employees						45
Total consideration paid net of cash and cash equivalents acquired				$ 9,529		$ 9,529
Cash transferred						$ 5,800
Contingent consideration		$ 1,500	$ 1,669
Major business combination | Ratio
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 750